RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

22.          RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions during the periods presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Blue I.T. Technologies Limited(“Blue IT”)	A company 100% owned by Ms. Kou Xiaohong
Harvest Century International Ltd. (“HCI”)	A company 100% owned by Ms. Kou Xiaohong
Sundream Holdings Ltd. (i)	A shareholder of the Company
SmartAsia Holdings Ltd. (i)	A shareholder of the Company
JAFCO Asia Technology Fund II (ii)	A shareholder of the Company
Investor Investments Asia Limited (ii)	A shareholder of the Company
Investor Goup Asia LP (ii)	A shareholder of the Company
Qiming Venture Partners,L.P. (ii) (iii)	A shareholder of the Company
Qiming Managing Directors Fund,L.P. (ii) (iii)	A shareholder of the Company
Ignition Venture Partners III,L.P. (ii) (iii)	A shareholder of the Company
Ignition Managing Directors Fund III,LLC (ii) (iii)	A shareholder of the Company
SIG China Investments One,Ltd (ii) (iii)	A shareholder of the Company
Intel Capital (Cayman) Corporation (ii)	A shareholder of the Company
Intel Capital Corporation (ii) (iii)	A shareholder of the Company

Mr. Mei Yongkai	The shareholder of Sundream Holdings Ltd.
Ms. Mei Xiurong	The shareholder of SmartAsia Holdings Ltd.

( i ) Collectively referred as ‘‘Former JNet Group Shareholders’’

( ii) Collectively referred as preferred shareholders

(iii) Collectively referred as ‘‘Series C Preferred Shareholders’’

The Company had the following related party balances as of December 31, 2010 and 2011:

	Mr. Wang Song	Ms. Kou Xiaohong	Blue IT	HCI	Former JNet Group Shareholders	Series C Preferred shareholders	Mr. Mei Yongkai	Ms. Mei Xiurong	Total

Balance as of January 1, 2010	355	(5)	(182)	(20,486)	(59,018)	34,586	62,783	2,807	20,840

Expenses paid on behalf of related parties	—	—	182	—	—	—	—	—	182
Expenses paid by related parties on behalf of the Company	(355)	(13)	—	—	—	—	—	—	(368)
Cash paid for repurchase of ordinary shares	—	—	—	20,486	—	—	—	—	20,486
Cash received from issuance of Series C Preferred Shares	—	—	—	—	—	(34,586)	—	—	(34,586)
Post-acquisition settlement consideration (Note 4(a))	—	—	—	—	(16,569)	—	(6,588)	—	(23,157)
Exchange gain	—	—	—	—	2,734	—	—	—	2,734
Balance as of December 31, 2010	—	(18)	—	—	(72,853)	—	56,195	2,807	(13,869)

The Company had the following related party balances as of December 31, 2010 and 2011:

	Ms. Kou Xiaohong	Former JNet Group Shareholders	Mr. Mei Yongkai	Ms. Mei Xiurong	Total

Balance as of January 1, 2011	(18)	(72,853)	56,195	2,807	(13,869)

Cash received from Mr. Mei Yongkai	—	—	(10,348)	—	(10,348)
Cash paid to former JNet Group shareholders for the original consideration for the acquisition of JNet Group	—	9,800	—	—	9,800
Cash paid to former JNet Group shareholders for the Post-acquisition settlement consideration	—	4,834	—	—	4,834
Change of fair value of Post-acquisition settlement consideration (Note 27)	—	(7,158)	—	—	(7,158)
Exchange gain	—	3,208	—	—	3,208
Waiver of amounts due to (from) the sellers concurrent with the deconsolidation of Shanghai JNet (Note 4(b))	—	62,169	(45,847)	(2,807)	13,515
Balance as of December 31, 2011	(18)	—	—	—	(18)
Balance as of December 31, 2011 (US$’000)	(3)	—	—	—	(3)

The amounts due from Mr. Mei Yongkai and Ms. Mei Xiurong and amount due to Former JNet Group shareholders were waived concurrent to the deconsolidation of Shanghai JNet Note (4(b)).